Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
Accounting Policies [Abstract]
Restricted Cash

Reconciliation of cash, cash equivalents and restricted cash:	June 30, 2018	December 31, 2017
Current assets:
Cash and cash equivalents	$21,731	$27,086
Restricted cash	—	10,000
Total cash, cash equivalents and restricted cash	$21,731	$37,086